Vessels, net (Tables)	6 Months Ended
Jun. 30, 2015
Vessels, Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2014	$944,984	$(105,101)	$839,883
—Depreciation	—	(12,003)	(12,003)
Balance June 30, 2015	$944,984	$(117,104)	$827,880